SUPPLEMENT DATED AUGUST 30, 2019

TO THE PROSPECTUS DATED MAY 1, 2019

FOR SMART FOUNDATION VARIABLE ANNUITIES

ISSUED BY

THE PENN MUTUAL LIFE INSURANCE COMPANY

AND FUNDED THROUGH

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III

THE PENN MUTUAL LIFE INSURANCE COMPANY

P.O. Box 178, PHILADELPHIA, PA 19105

800-523-0650

IMPORTANT NOTICE

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN

THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Guaranteed Growth and Income Benefit Rider Changes

For contracts issued on or after September 1, 2019, any Guaranteed Growth and Income Benefit available for purchase with the contract will be the Guaranteed Growth and Income Benefit IV, which is a new version of the benefit offered. For those contracts issued from August 1, 2019 to August 31, 2019, the more favorable withdrawal rates provided under the Guaranteed Growth and Income Benefit IV, as described below, will be retroactively applied, and the contract owner will be re-issued a revised contract after September 1, 2019 to reflect the Guaranteed Growth and Income Benefit IV.

The Guaranteed Growth and Income Benefit IV, available for contracts issued on or after September 1, 2019, differs from the Guaranteed Growth and Income Benefit III described in Section 9 – “Guaranteed Growth and Income Benefit” of the prospectus dated May 1, 2019, only in that:

•

New Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 93 (Section 9.8 Withdrawal Options under the Rider) are 4.30% at age 60 (instead of 4.00%) and 5.65% at 70 (instead of 5.25%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Guaranteed Growth and Income Benefit IV — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	4.00%	3.50%
60	65	4.30%	3.80%
65	70	5.25%	4.75%
70	75	5.65%	5.15%
75 and over		6.00%	5.50%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Guaranteed Growth and Income Benefit as described in Section 9 of the Prospectus remain the same for the Guaranteed Growth and Income Benefit IV.

Inflation Protector Withdrawal Benefit Rider Changes

For contracts issued on or after September 1, 2019, any Inflation Protector Withdrawal Benefit available for purchase with the contract will be the Inflation Protector Withdrawal Benefit II, which is a new version of the benefit offered. For those contracts issued with the Inflation Protector Withdrawal Benefit from August 1, 2019 to August 31, 2019, the more favorable withdrawal rates provided under the Inflation Protector Withdrawal

Benefit II will be retroactively applied, and the contract owner will be re-issued a revised contract after September 1, 2019 to reflect the Inflation Protector Withdrawal Benefit II.

The Inflation Protector Withdrawal Benefit II, available for contracts issued on or after September 1, 2019, differs from the Inflation Protector Withdrawal Benefit described in Section 11 – Inflation Protector Withdrawal Benefit of the prospectus dated May 1, 2019, only in that:

•

the Age-Banded Lifetime Withdrawal Rates for a Single Life Guarantee defined on page 118 (Section 11.10 Withdrawal Options under the Rider — Lifetime Withdrawal Guarantee under the Living Benefit Guarantee) are 3.60% at age 60 (instead of 3.50%), 4.30% at age 65 (instead of 4.00%), and 4.65% at 70 (instead of 4.50%), with corresponding adjustments to the rates for a Joint Life Guarantee (which are 0.50% lower than rates for a Single Life Guarantee) as shown in the table below:

Inflation Protector Withdrawal Benefit II — Age-Banded Lifetime Withdrawal Rates:

Actual Age at the Start of Withdrawal Phase		Lifetime Withdrawal Rate for Single Life Guarantee	Lifetime Withdrawal Rate for Joint Life Guarantee
At Least	But Less Than
55	60	3.00%	2.50%
60	65	3.60%	3.10%
65	70	4.30%	3.80%
70	75	4.65%	4.15%
75 and over		5.00%	4.50%

There has been no change to the current Rider Charge, and all other terms and conditions applicable to the Inflation Protector Withdrawal Benefit as described in Section 11 of the Prospectus remain the same for the Inflation Protector Withdrawal Benefit II.

No Longer Offered in New York

Effective September 1, 2019, the Smart Foundation Variable Annuities are no longer offered to new business clients in New York.

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Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. If you would like another copy of the prospectus, call us at 800-523-0650.

THIS SUPPLEMENT SHOULD BE READ IN ITS ENTIRETY AND RETAINED FOR FUTURE REFERENCE.

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